Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2020
Other Borrowed Funds [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank
Other borrowed funds at December 31, 2020 and 2019 are comprised of advances from the FHLB of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2020	$24,665	$3,198	$27,863
2019	$29,758	$4,233	$33,991

Schedule of Maturities of Long-term Debt
Scheduled principal payments over the next five years:	FHLB Borrowings	Promissory Notes	Totals
2021	$3,134	$3,198	$6,332
2022	2,683	----	2,683
2023	2,542	----	2,542
2024	2,173	----	2,173
2025	1,897	----	1,897
Thereafter	12,236	----	12,236
	$24,665	$3,198	$27,863